Note 6 - Oil and Natural Gas Properties (Details) - Summary of the Fair Value of Assets and Liabilities Acquired (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Oct. 29, 2012	Dec. 31, 2013 Cash Consideration Paid Directly by Company [Member] Joint Purchase Agreements to Purchase Oil and Gas Properties [Member]	Dec. 31, 2013 Cash Consideration Paid Through Debt Financing [Member] Joint Purchase Agreements to Purchase Oil and Gas Properties [Member]	Dec. 31, 2013 Joint Purchase Agreements to Purchase Oil and Gas Properties [Member]
Business Acquisition [Line Items]
Proved-developed producing properties	$ 1,488			$ 876
Asset retirement obligation	(11)			(17)
Total fair value of assets acquired and liabilities assumed, net	1,477			859
Cash consideration paid		140	322
Stock to be issued at fair value				397
Total consideration paid				$ 859